NYSE Euronext

12025544

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC
MAR 1 2 2012
Washington, DC 20549

CERT NYS
File No. 001-35453

March 12, 2012

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Murray Street Investment Trust I ('Issuer'), The Goldman Sachs Group, Inc. ('Guarantor'), 4.647% Senior Guaranteed Trust Securities due 2017, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 9, 2012. Tentative listing date – March 13, 2012.

Sincerely,